Geographic Information for Long-Lived Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 14,309	$ 12,467	$ 7,919
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		9,592	5,672
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		2,550	1,230
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		$ 325	$ 1,017